Expense Example - American Century ETF Trust - Avantis All International Core Equity ETF - Avantis All International Core Equity ETF Class	Sep. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	$ 87